Capital and financial risk management - Credit risk - Operating activities - Movements in allowance for expected credit losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Contract assets and other receivables
Capital and financial risk management
Allowance for expected credit losses at beginning of period	€ 101	€ 137
Exchange movements	1	2
Amounts charged to credit losses on financial assets	114	63
Other	(133)	(101)
Allowance for expected credit losses at end of period	83	101
Trade receivables | Amortised cost
Capital and financial risk management
Allowance for expected credit losses at beginning of period	1,480	1,431
Exchange movements	(70)	(47)
Amounts charged to credit losses on financial assets	394	592
Other	(462)	(496)
Allowance for expected credit losses at end of period	1,342	1,480
Trade receivables | FVOCI
Capital and financial risk management
Allowance for expected credit losses at beginning of period	57	51
Amounts charged to credit losses on financial assets	53	9
Other	(2)	(3)
Allowance for expected credit losses at end of period	€ 108	€ 57